Insurance Liabilities - GMDB exposure at contract issuance (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) contract	Dec. 31, 2021 USD ($) contract
Individual Retirement
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Separate accounts	$ 44,208	$ 56,739
Individual Retirement | Guaranteed Minimum Death Benefit | Minimum
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Range of guaranteed minimum return rates	0.00%	0.00%
Individual Retirement | Guaranteed Minimum Death Benefit | Maximum
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Range of guaranteed minimum return rates	450.00%	450.00%
Individual Retirement | Return of Account Value | Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
General account	$ 443	$ 382
Separate accounts	3,288	3,543
Total account values	3,731	3,925
Net amount at risk - gross	0	0
Net amount at risk - net	$ 0	$ 0
Average attained age of contract holders by product	67 years	66 years
Percentage of policyholders age 70 and over	30.30%	27.80%
Individual Retirement | Return of Premium | Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
General account	$ 3,925	$ 4,055
Separate accounts	27,251	34,811
Total account values	31,176	38,866
Net amount at risk - gross	755	22
Net amount at risk - net	$ 749	$ 21
Average attained age of contract holders by product	70 years	70 years
Percentage of policyholders age 70 and over	50.30%	47.00%
Individual Retirement | Rollups | Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
General account	$ 421	$ 447
Separate accounts	1,703	2,453
Total account values	2,124	2,900
Net amount at risk - gross	420	363
Net amount at risk - net	$ 383	$ 327
Average attained age of contract holders by product	75 years	75 years
Percentage of policyholders age 70 and over	68.20%	66.90%
Individual Retirement | Highest Contract Value Attained | Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
General account	$ 1,310	$ 1,366
Separate accounts	11,966	15,932
Total account values	13,276	17,298
Net amount at risk - gross	2,313	341
Net amount at risk - net	$ 2,077	$ 257
Average attained age of contract holders by product	72 years	71 years
Percentage of policyholders age 70 and over	60.20%	58.10%
Group Retirement
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Separate accounts	$ 34,091	$ 44,834
Group Retirement | Return of Account Value | Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
General account	37	35
Separate accounts	257	290
Total account values	294	325
Net amount at risk - gross	0	0
Net amount at risk - net	$ 0	$ 0
Average attained age of contract holders by product	65 years	64 years
Percentage of policyholders age 70 and over	18.70%	14.90%
Group Retirement | Return of Premium | Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
General account	$ 5,301	$ 5,511
Separate accounts	4,600	6,056
Total account values	9,901	11,567
Net amount at risk - gross	32	9
Net amount at risk - net	$ 32	$ 9
Average attained age of contract holders by product	65 years	64 years
Percentage of policyholders age 70 and over	19.40%	17.90%
Group Retirement | Rollups | Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
General account	$ 17,980	$ 18,863
Separate accounts	29,177	38,419
Total account values	47,157	57,282
Net amount at risk - gross	349	152
Net amount at risk - net	$ 349	$ 152
Average attained age of contract holders by product	63 years	63 years
Percentage of policyholders age 70 and over	15.40%	14.20%
Number of contracts | contract	202,994,000,000	192,606,000,000
General account value for policyholder's 70 or older	$ 8,500	$ 8,300
Separate account value for policyholder's 70 or older	6,900	8,500
Net amount at risk	64	19
Group Retirement | Highest Contract Value Attained | Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
General account	3	4
Separate accounts	57	69
Total account values	60	73
Net amount at risk - gross	12	0
Net amount at risk - net	$ 12	$ 0
Average attained age of contract holders by product	68 years	68 years
Percentage of policyholders age 70 and over	32.60%	31.10%
Group Retirement | Guaranteed Minimum Death Benefit | Minimum
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Range of guaranteed minimum return rates	0.00%	0.00%
Group Retirement | Guaranteed Minimum Death Benefit | Maximum
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Range of guaranteed minimum return rates	450.00%	450.00%